Unaudited Quarterly Financial Data (in thousands, except per share data)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data (in thousands, except per share data)

21. Unaudited Quarterly Financial Data (in thousands, except per share data)

		Quarters ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Product and service revenue	$4,993	$2,621	$4,313	$11,296
Research and development contract revenue	785	1,563	994	544
Licensed technonlogy revenue	163	163	163	28
Net loss	(7,243)	(6,753)	(6,291)	(7,167)
Loss per share:
Basic and Diluted	(0.55)	(0.41)	(0.28)	(0.32)
		Quarters ended
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010
Product and service revenue	$3,163	$2,326	$4,795	$5,455
Research and development contract revenue	1,208	778	957	655
Licensed technonlogy revenue	-	-	-	136
Net loss	(10,558)	(18,516)	(9,292)	(8,593)
Loss per share:
Basic and Diluted	(0.81)	(1.41)	(0.71)	(0.65)

Note:  Per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.